Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,816	¥ 1,465
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	270	326
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,368	1,057
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 178	¥ 82